abrdn Life Sciences Investors

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

Convertible Preferreds and Warrants (Restricted) (a)(b) – 5.4%	Shares	Value
Biotechnology – 3.4%
Abcuro, Inc. Series B	232,252	$1,274,994
Arbor Biotechnologies, Series B, 8.00%	38,624	640,000
Arkuda Therapeutics, Inc. Series A, 6.00%	1,008,829	101
Arkuda Therapeutics, Inc. Series B, 6.00%	447,566	490,129
Flamingo Therapeutics, Inc. Series A3 (c)	107,120	722,539
Hotspot Therapeutics, Inc. Series B, 6.00%	1,291,668	2,833,532
Hotspot Therapeutics, Inc. Series C, 6.00%	284,119	623,272
Incendia Therapeutics, Inc. Series A	832,650	1,599,995
Invetx, Inc. Series A, 8.00%	3,229,167	2,163,865
Invetx, Inc. Series B, 8.00%	1,387,853	930,000
Priothera Ltd. Series A, 6.00% (c)	152,534	589,365
Quell Therapeutics, Series B (c)	731,121	1,520,001
ReCode Therapeutics, Series B, 5.00%	150,183	1,386,670
		14,774,463
Health Care Equipment & Supplies – 0.1%
IO Light Holdings, Inc. Series A2	421,634	453,594

Pharmaceuticals – 1.9%
Amolyt Pharma SAS Series C (c)	686,930	1,622,840
Biotheryx, Inc. Series E, 8.00%	609,524	704,000
Curasen Therapeutics, Inc. Series A	7,801,332	3,740,739
Endeavor Biomedicines, Inc. Series B, 8.00%	296,855	1,399,998
HiberCell, Inc. Series B	1,305,163	605,073
HiberCell, Inc. Series C	719,652	333,631
HiberCell, Inc. Series C Warrants (expiration date 09/15/28, exercise price $0.46)	719,652	0
		8,406,281
Total Convertible Preferreds and Warrants (Cost $33,567,461)		23,634,338

	PRINCIPAL AMOUNT
Non-Convertible Notes (Restricted) (b) – 0.1%
Pharmaceuticals – 0.1%
Curasen Therapeutics, Inc.	$362,738	362,738
Total Non-Convertible Notes (Cost $362,859)		362,738

	SHARES
Common Stocks - 84.7%
Biotechnology – 70.8%
89bio, Inc. (a)	157,704	1,761,554
Affimed N.V. (a)(c)	208,624	130,390
Akero Therapeutics, Inc. (a)	31,492	735,338
Alkermes plc (a)	149,528	4,147,907
Alnylam Pharmaceuticals, Inc. (a)	63,183	12,093,858
ALX Oncology Holdings, Inc. (a)	66,211	985,882
Amgen, Inc.	142,104	40,928,794
Apellis Pharmaceuticals, Inc. (a)	50,992	3,052,381
ARCA biopharma, Inc. (a)	32,461	55,184
Arcutis Biotherapeutics, Inc. (a)	62,005	200,276
Ardelyx, Inc. (a)	378,872	2,349,006
argenx SE ADR (a)	17,625	6,705,079

The accompanying notes are an integral part of this Schedule of Investments.

abrdn Life Sciences Investors

December 31, 2023

(Unaudited, continued)

	SHARES	VALUE
Biotechnology – continued
Ascendis Pharma A/S ADR (a)	45,830	$5,772,288
Avidity Biosciences, Inc. (a)	129,414	1,171,197
BeiGene Ltd. ADR (a)	16,838	3,036,902
BioCryst Pharmaceuticals, Inc. (a)	202,491	1,212,921
Biogen, Inc. (a)	70,486	18,239,662
BioMarin Pharmaceutical, Inc. (a)	112,428	10,840,308
BioNTech SE ADR (a)	37,462	3,953,739
Bridgebio Pharma, Inc. (a)	77,403	3,124,759
Caribou Biosciences, Inc. (a)	181,487	1,039,920
Chinook Therapeutics, Inc. CVR (Restricted) (a)(b)	59,063	96,863
Corbus Pharmaceuticals Holdings, Inc. (a)	5,143	31,064
Crinetics Pharmaceuticals, Inc. (a)	101,196	3,600,554
Cytokinetics, Inc. (a)	44,412	3,707,958
Denali Therapeutics, Inc. (a)	110,331	2,367,703
Exelixis, Inc. (a)	186,118	4,464,971
Fusion Pharmaceuticals, Inc. (Restricted) (a)(b)(c)	3,256	28,161
G1 Therapeutics, Inc. (a)	223,377	681,300
Galera Therapeutics, Inc. (a)	125,773	18,287
Gilead Sciences, Inc.	397,778	32,223,996
Harpoon Therapeutics, Inc. (a)	25,991	295,518
HilleVax, Inc. (a)	27,000	433,350
I-Mab ADR (a)	26,109	49,607
Immunovant, Inc. (a)	108,558	4,573,549
Insmed, Inc. (a)	30,179	935,247
Intellia Therapeutics, Inc. (a)	50,605	1,542,946
Ionis Pharmaceuticals, Inc. (a)	48,806	2,469,096
Karuna Therapeutics, Inc. (a)	12,032	3,808,248
Mereo Biopharma Group plc ADR (a)(c)	487,283	1,125,624
Moderna, Inc. (a)	107,787	10,719,417
Mural Oncology plc (a)(c)	14,952	88,516
Natera, Inc. (a)	51,308	3,213,933
Neurocrine Biosciences, Inc. (a)	38,692	5,098,058
Nkarta, Inc. (a)	28,988	191,321
Novavax, Inc. (a)	26,612	127,738
Praxis Precision Medicines, Inc. (a)	1,572	35,024
Pyxis Oncology, Inc. (a)	226,657	407,983
Rallybio Corp. (a)	377,375	901,926
Regeneron Pharmaceuticals, Inc. (a)	44,519	39,100,592
Roivant Sciences Ltd. (a)	379,710	4,264,143
Sage Therapeutics, Inc. (a)	22,773	493,491
Sarepta Therapeutics, Inc. (a)	50,018	4,823,236
Scholar Rock Holding Corp. (a)	100,880	1,896,544
TScan Therapeutics, Inc. (a)	61,943	361,128
Ultragenyx Pharmaceutical, Inc. (a)	42,475	2,031,154
uniQure N.V. (a)(c)	156,394	1,058,787
United Therapeutics Corp. (a)	9,880	2,172,513
Vaxcyte, Inc. (a)	61,919	3,888,513
Vertex Pharmaceuticals, Inc. (a)	100,095	40,727,655

The accompanying notes are an integral part of this Schedule of Investments.

abrdn Life Sciences Investors

December 31, 2023

(Unaudited, continued)

	SHARES	VALUE
Biotechnology – continued
Xencor, Inc. (a)	97,385	$2,067,484
Xenon Pharmaceuticals, Inc. (a)(c)	32,036	1,475,578
Zentalis Pharmaceuticals, Inc. (a)	40,156	608,363
		309,744,484
Health Care Equipment & Supplies (a) – 0.3%
Cercacor Laboratories, Inc. (Restricted) (b)	130,000	139,894
Guardant Health, Inc	44,542	1,204,861
		1,344,755
Health Care Providers & Services – 1.1%
Charles River Laboratories International, Inc. (a)	14,134	3,341,278
InnovaCare, Inc. Escrow Shares (Restricted) (b)	148,148	19,200
Medpace Holdings, Inc. (a)	5,284	1,619,704
		4,980,182
Life Sciences Tools & Services – 2.7%
Adaptive Biotechnologies Corp. (a)	286,007	1,401,434
Avantor, Inc. (a)	37,094	846,856
Codexis, Inc. (a)	160,581	489,772
Illumina, Inc. (a)	60,493	8,423,045
Thermo Fisher Scientific, Inc.	984	522,298
		11,683,405
Medical Devices and Diagnostics – 0.2%
Danaher Corp.	3,115	720,624

Pharmaceuticals – 9.6%
Amylyx Pharmaceuticals, Inc. (a)	58,996	868,421
AstraZeneca plc ADR (c)	270,376	18,209,824
Edgewise Therapeutics, Inc. (a)	150,418	1,645,573
Eli Lilly & Co.	7,661	4,465,750
Endo International plc (a)	29,100	15
Fulcrum Therapeutics, Inc. (a)	256,888	1,733,994
Intra-Cellular Therapies, Inc. (a)	39,475	2,827,199
IQVIA Holdings, Inc. (a)	1,647	381,083
Jazz Pharmaceuticals plc (a)	13,116	1,613,268
Marinus Pharmaceuticals, Inc. (a)	167,418	1,819,834
Oculis Holding AG (a)(c)	236,704	2,603,744
Royalty Pharma plc Class A	155,069	4,355,888
Spectrum Pharmaceuticals, Inc. CVR (a)(b)	34,880	0
Tarsus Pharmaceuticals, Inc. (a)	72,032	1,458,648
Tetraphase Pharmaceuticals, Inc. CVR (a)(b)	14,218	853
		41,984,094
Total Common Stocks (Cost $320,137,184)		370,457,544

Exchange Traded Funds – 2.1%
SPDR S&P Biotech ETF	104,675	9,346,431
Total Exchange Traded Funds (Cost $7,887,491)		9,346,431

The accompanying notes are an integral part of this Schedule of Investments.

abrdn Life Sciences Investors

December 31, 2023

(Unaudited, continued)

	SHARES	VALUE
Short-Term Investments - 5.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.32% (d)	25,392,839	$25,392,839
Total Short-Term Investments (Cost $25,392,839)		25,392,839
Total Investments Before Milestone Interests - 98.1% (Cost $387,347,800)		429,193,890

	INTERESTS

Milestone Interests (Restricted) (a)(b) - 2.7%

Biotechnology – 0.0%
Amphivena Milestone Interest	1	0
Rainier Therapeutics Milestone Interest	1	0

Pharmaceuticals – 2.7%
Afferent Milestone Interest	1	121,980
Ethismos Research Milestone Interest	1	0
Impact Biomedicines Milestone Interest	1	1,080,565
Neurovance Milestone Interest	1	10,788,961
		11,991,506
Total Milestone Interests (Cost $1,793,833)		11,991,506
Total Investments - 100.8% (Cost $389,141,633)		441,185,396
Other Liabilities In Excess Of Assets - (0.8)%		(3,595,474)
Net Assets - 100%		$437,589,922

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

(a)	Non-income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Foreign security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of December 31, 2023.

ADR American Depository Receipt

CVR Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

abrdn Life Sciences Investors

December 31, 2023

(Unaudited)

1. Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the “Board”) designated abrdn Inc. (the “Investment Adviser” or the “Adviser”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available. With respect to the Fund's investments in securities of early and /or later stage financing of a privately held companies ("Venture Capital Securities"), the Private Venture Valuation Committee ("PV Valuation Committee"), which is a Committee of the Board, performs fair value determinations for the Fund.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the PV Valuation Committee or the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

abrdn Life Sciences Investors

December 31, 2023

(Unaudited, continued)

In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (as defined below). A security using any of these pricing methodologies is determined to be a Level 1 investment.

The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Investments that are included in this category are Venture Capital Securities investments.

Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.